Earnings/(loss) per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings/(loss) per share	Earnings per share
Basic earnings per share

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Profit for the year attributable to equity owners of the parent (€m)	136.7	227.1	192.7
Weighted average Ordinary Shares and shares issuable solely after the passage of time (number)	149,861,261	161,502,018	170,573,002
Basic earnings per share (€’s)	0.91	1.41	1.13
For the year ended December 31, 2025, basic earnings per share is calculated by dividing the profit attributable to the shareholders of the Company of €136.7 million (year ended December 31, 2024: €227.1 million, year ended December 31, 2023: €192.7 million) by the weighted average number of Ordinary Shares of 149,841,261 (December 31, 2024: 161,441,977, year ended December 31, 2023: 170,537,002), and shares to be issued in future years as performance conditions have been met of 20,000 (December 31, 2024: 60,041, year ended December 31, 2023: 36,000).
Diluted earnings per share

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Profit for the year attributable to equity owners of the parent (€m)	136.7	227.1	192.7
Weighted average Ordinary Shares, shares issuable solely after the passage of time, potential ordinary shares and contingently issuable shares (number)	150,197,828	162,219,900	171,203,914
Diluted earnings per share (€’s)	0.91	1.40	1.13
The number of shares in the diluted earnings per share calculation includes an estimate of 336,567 potential ordinary shares, calculated using the treasury method, on long term incentive plans contingent on service only (December 31, 2024: 198,449, year ended December 31, 2023: 87,656) and contingently issuable shares of nil (December 31, 2024: 519,433, year ended December 31, 2023: 543,256). There are no adjustments to the profit for the year attributable to equity owners of the parent for any year presented.